Results for the year - Research and development costs - Research and Development Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Internal and external Research and development costs	kr 7,280	kr 7,430	kr 7,494
Employee costs (note 2.4)	6,288	5,848	6,149
Amortisation and impairment losses, intangible assets (note 3.1)	769	211	427
Depreciation and impairment losses, property, plant and equipment	468	525	493
Total Research and development costs	kr 14,805	kr 14,014	kr 14,563
As percentage of net sales	13.20%	12.50%	13.00%